Summary of Employee Share Option Activity (Detail) - 2010 Plan $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Number of options
Outstanding, beginning balance | shares	2,031,940
Exercised (in shares) | shares	(332,754)
Outstanding, ending balance | shares	1,699,186	2,031,940
Vested and expected to vest at December 31, 2017 | shares	1,699,186		1,699,186
Exercisable as of December 31, 2017 | shares	1,699,186		1,699,186
Weighted average exercise price
Outstanding, beginning balance | $ / shares	$ 0.48
Exercised | $ / shares	0.41
Outstanding, ending balance | $ / shares	0.49	$ 0.48
Vested and expected to vest at December 31, 2017 | $ / shares	0.49
Exercisable as of December 31, 2017 | $ / shares	$ 0.49
Weighted average remaining contractual term
Outstanding, December 31, 2017	3 years 6 months	4 years 8 months 12 days
Vested and expected to vest at December 31, 2017	3 years 6 months
Exercisable as of December 31, 2017	3 years 6 months
Aggregate intrinsic value
Outstanding, December 31, 2017	$ 1,432		¥ 9,317
Vested and expected to vest at December 31, 2017 | $	1,432
Exercisable as of December 31, 2017 | $	$ 1,432